OTHER FINANCIAL ASSETS AND LIABILITIES - Current and Non-current Other Financial Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Other financial assets
Current	$ 1,577	$ 4,527
Other non-current financial assets	15,147	1,683
Other financial liabilities
Other financial liabilities	19,822	8,937
Other financial liabilities	74,376	1,617
Other financial liabilities related to business combinations
Other financial liabilities
Other financial liabilities	19,729	8,937
Other financial liabilities	73,639	1,617
Foreign exchange forward contracts
Other financial liabilities
Other financial liabilities	93	0
Interest rate SWAP
Other financial liabilities
Other financial liabilities	737	0
Convertible notes
Other financial assets
Current	860	3,236
Other non-current financial assets	306	300
Foreign exchange forward contracts
Other financial assets
Current	492	1,291
Guarantee deposits
Other financial assets
Current	190	0
Other non-current financial assets	4,363	1,383
Others
Other financial assets
Current	35	0
Equity instruments
Other financial assets
Other non-current financial assets	$ 10,478	$ 0